SEGMENT INFORMATION	6 Months Ended
Dec. 25, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

20.	SEGMENT INFORMATION

The Company currently operates in one segment, the production and sale of cannabis products, which is how the Company’s Chief Operating Decision Maker manages the business and makes operating decisions. The Company’s cultivation operations are not considered significant to the overall operations of the Company. Intercompany sales and transactions are eliminated in consolidation.